Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Opening balance	$ 124,590
Closing balance	100,840	$ 124,590
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	390,265	371,041
Additions	8,648	26,654
Disposals	(1,400)	(7,430)
Closing balance	397,513	390,265
Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(265,675)	(241,351)
Amortization charge	(32,398)	(31,754)
Disposals	1,400	7,430
Closing balance	(296,673)	(265,675)
Patents, Trademarks and Other Rights
Disclosure of detailed information about intangible assets [line items]
Opening balance	5,266
Closing balance	7,979	5,266
Patents, Trademarks and Other Rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	29,375	27,795
Additions	4,018	1,800
Disposals	0	(220)
Closing balance	33,393	29,375
Patents, Trademarks and Other Rights | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(24,109)	(23,205)
Amortization charge	(1,305)	(1,124)
Disposals	0	220
Closing balance	(25,414)	(24,109)
Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Opening balance	68,912
Closing balance	50,240	68,912
Acquired developed technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	230,849	214,744
Additions	3,769	23,005
Disposals	0	(6,900)
Closing balance	234,618	230,849
Acquired developed technology | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(161,937)	(147,146)
Amortization charge	(22,441)	(21,691)
Disposals	0	6,900
Closing balance	(184,378)	(161,937)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening balance	50,412
Closing balance	42,621	50,412
Customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	130,041	128,502
Additions	861	1,849
Disposals	(1,400)	(310)
Closing balance	129,502	130,041
Customer relationships | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(79,629)	(71,000)
Amortization charge	(8,652)	(8,939)
Disposals	1,400	310
Closing balance	$ (86,881)	$ (79,629)